Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Net appreciation in fair value of investments	$ 17,044,628	$ 12,133,803
Interest and dividends	2,066,807	2,038,092
Total investment income	19,111,435	14,171,895
Interest income on notes receivable from participants	3,069	55
Contributions
Participants	9,867,424	8,783,653
Employer	5,207,974	3,341,883
Rollovers	6,718,582	2,715,033
Total contributions	21,793,980	14,840,569
Total additions	40,908,484	29,012,519
Deductions
Benefits paid to participants	13,628,280	16,985,430
Administrative expenses	277,499	247,950
Total deductions	13,905,779	17,233,380
Net increase	27,002,705	11,779,139
Net assets available for benefits, beginning of year	111,280,552	99,501,413
Net assets available for benefits, end of year	$ 138,283,257	$ 111,280,552